Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS TARGET DATE SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.

DWS LifeCompass Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass Retirement Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.

DWS LifeCompass 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass 2015 Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.

DWS LifeCompass 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass 2020 Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.

DWS LifeCompass 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass 2030 Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.

DWS LifeCompass 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUNDS

DWS LifeCompass 2040 Fund

The following disclosure is added to the “MAIN RISKS” sections contained within the summary section and the “FUND DETAILS” section of the funds’ prospectus:

Market direction risk. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The underlying fund’s results will suffer both when there is a general market advance and the underlying fund holds significant “short” positions, or when there is a general market decline and the underlying fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intraday trading.